Related Party Transactions - Schedule of Service Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Service Costs [Line Items]
Service costs	$ 414,604	$ 365,276	$ 574,599
Ad Hu [Member]
Schedule of Service Costs [Line Items]
Service costs	406,433	322,906	499,197
AccuHit [Member]
Schedule of Service Costs [Line Items]
Service costs	$ 8,171	$ 42,370	$ 75,402